LONG-TERM OBLIGATIONS LONG-TERM OBLIGATIONS - Remaining Performance Obligations, Percent (Details)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation (in percent)	37.00%
Remaining performance obligation, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation (in percent)	41.00%
Remaining performance obligation, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation (in percent)	22.00%
Remaining performance obligation, period